DEBT (Details) - Schedule of Debt (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
DEBT (Details) - Schedule of Debt [Line Items]
Mortgage payable – Ruby Mine	$ 470,118	$ 627,101	$ 1,774,822
Secured note payable with annual interest rate of 8%	13,659	41,687	0
Discount on note payable	0	0
Net note payable	1,797,430	1,874,325
Total Debt	2,783,545	2,711,183	2,383,015
Discount on debt from derivative valuation	(476,039)	(264,389)	(166,307)
Mortgage payable - Ruby Mine [Member]
DEBT (Details) - Schedule of Debt [Line Items]
Mortgage payable – Ruby Mine		1,832,638	1,774,822
Secured Note Payable [Member]
DEBT (Details) - Schedule of Debt [Line Items]
Secured note payable with annual interest rate of 8%	37,300	41,687	0
Unsecured note payable [Member]
DEBT (Details) - Schedule of Debt [Line Items]
Discount on note payable		0	0
Net note payable		1,874,325	1,774,822
Secured Convertible Notes Payable [Member]
DEBT (Details) - Schedule of Debt [Line Items]
Convertible Debt	280,000	155,000	0
Unsecured convertible notes payable #1 [Member]
DEBT (Details) - Schedule of Debt [Line Items]
Convertible Debt	275,000	275,000	275,000
Unsecured convertible notes payable #2 [Member]
DEBT (Details) - Schedule of Debt [Line Items]
Convertible Debt	0	0	113,000
Unsecured convertible notes payable #3 [Member]
DEBT (Details) - Schedule of Debt [Line Items]
Convertible Debt	510,354	496,097	260,000
Unsecured convertible notes payable #4 [Member]
DEBT (Details) - Schedule of Debt [Line Items]
Convertible Debt	396,800	175,050	126,500
Unsecured convertible notes payable [Member]
DEBT (Details) - Schedule of Debt [Line Items]
Convertible Debt	986,115	836,858	608,193
Discount on debt from derivative valuation	$ (476,039)	$ (264,389)	$ (166,307)